Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management

12.	Financial instruments and risk management

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities, and derivative warrant liability. The fair values of these financial instruments, other than derivative warrant liability, approximate their carrying values at December 31, 2021, due to their short-term nature.

The following table presents the Company’s financial instruments, measured at fair value on the consolidated statements of financial position as at December 31, 2021 and 2020 and categorized into levels of the fair value hierarchy:

		December 31, 2021		December 31, 2020
	Level	Carrying Value	Estimated Fair Value *	Carrying Value	Estimated Fair Value *
		$	$	$	$
FVTPL
Cash	1	18,851,244	18,851,244	171,271	171,271
Other financial liabilities
Accounts payable and accrued liabilities	2	700,999	700,999	1,034,213	1,034,213
FVTPL
Derivative warrant liability	3	4,597,332	4,597,332	—	—

*	The Company has determined that the carrying values of its short-term financial assets and financial liabilities, including cash and accounts payable and accrued liabilities, approximate their fair value due to the short-term nature of the instruments. Information on the fair value of the derivative warrant liability is included in Note 9(g).

There were no transfers for levels of change in the fair value measurements of financial instruments for the years ended December 31, 2021 and 2020.

Risk management is carried out by the Company’s management team with guidance from the Board of Directors. The Company’s risk exposures and their impact on the Company’s financial instruments were as follows:

a)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer of counterparty to a financial instrument fails to meet its obligations. The Company’s maximum exposure to credit risk at the financial position date under its financial instruments is summarized as follows:

	December 31, 2021	December 31, 2020
	$	$

Cash	18,851,244	171,271

All of the Company’s cash is held with major financial institutions in Canada and management believes the exposure to credit risk with such institutions is minimal. The Company considers the risk of material loss to be significantly mitigated due to the financial strength of the major financial institutions where cash is held. The Company’s maximum exposure to credit risk as at December 31, 2021 and 2020 is the carrying value of its financial assets.

b)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support normal operation requirements as well as the growth and development of its intellectual property portfolio.

The Company’s financial assets are comprised of its cash, and the financial liabilities are comprised of its accounts payable and accrued liabilities and derivative warrant liability.

The contractual maturities of these financial liabilities as at December 31, 2021 and 2020 are summarized below:

	Payments due by period as of December 31, 2021
	Total	Less than 3 months	Between 3 months and 1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	700,999	700,999	—	—

	700,999	700,999	—	—

	Payments due by period as of December 31, 2020
	Total	Less than 3 months	Between 3 months and 1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	1,034,213	1,034,213	—	—

	1,034,213	1,034,213	—	—

XORTX THERAPEUTICS INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

c)	Market risk

i)	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s bank accounts bear interest. Management believes that the credit risk concentration with respect to financial instruments included in cash is minimal.

ii)	Foreign Currency Risk

As at December 31, 2021, the Company is exposed to currency risk on the following financial assets and liabilities denominated in US Dollars (“USD”) and British Pounds (“GBP”). The sensitivity of the Company’s net earnings due to changes in the exchange rate between the USD and GBP against the Canadian dollar is included in the table below in Canadian dollar equivalents:

	USD amount	GBP amount	Total
	$	$	$
Cash	13,813,058	—	13,813,058
Accounts payable and accrued liabilities	(76,178)	(143,900)	(220,078)
Net exposure	13,736,880	(143,900)	13,592,980

Effect of +/- 10% change in currency	1,373,688	(14,390)

iii)	Other price risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk. The Company’s derivative warrant liability is subject to price risks associated with the Company’s share price in the future. A 10% increase in the Company’s share price would have decreased the Company’s net loss and comprehensive loss by $116,000 due to the impact of the share price on the fair value of the financial instrument.